Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Taxes
Current	$ 389,846		$ 841,312
Deferred tax expense (benefit)	(166,673)	$ 213,649	(126,936)
Total provision for income taxes	$ 223,173	$ 213,649	$ 714,376